Loss per Common Share - Summary of Reconciliation of Net Loss Per Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	May 31, 2024	May 31, 2023
Loss per Common Share
Net loss	$ (49,841)	$ (79,824)
Less: Deemed dividends		(5,417)
Less: Accrued preferred stock dividends	(1,483)	(1,495)
Net loss applicable to common stockholders	$ (51,324)	$ (86,736)
Weighted average common shares outstanding, Basic	969,509	836,528
Weighted average common shares outstanding, Diluted	969,509	836,528
Loss per share, Basic	$ (0.05)	$ (0.10)
Loss per share, Diluted	$ (0.05)	$ (0.10)